CONSOLIDATED STATEMENT OF EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock and Additional Paid-In Capital	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Accumulated Deficit	Non-Controlling Interests	Total
Balance at the beginning of the period at Dec. 31, 2018		$ 7,499	$ (1,193)			$ 52	$ 6,358
Net income (loss) plus other comprehensive income (loss):
Net income (loss)		(939)					(939)
Other comprehensive income (loss), net of tax			(28)				(28)
Net transfers from Parent		598					598
Changes in non-controlling interests						4	4
Balance at the end of the period at Dec. 31, 2019		7,159	(1,221)			56	5,994
Net income (loss) plus other comprehensive income (loss):
Net income (loss)		(2,007)					(2,007)
Other comprehensive income (loss), net of tax			125				125
Net transfers from Parent		872					872
Changes in non-controlling interests						2	2
Balance at the end of the period at Dec. 31, 2020		6,023	(1,096)			58	4,985
Net income (loss) plus other comprehensive income (loss):
Net income (loss)		(1,929)			$ (375)		(2,304)
Other comprehensive income (loss), net of tax			292				292
Common stock issued under employee plans	$ 13						13
Common stock issued under employee plans ( in shares)	0.1
Purchases of treasury stock				$ (1)			(1)
Purchases of treasury stock ( in shares)	0.0
Net transfers from Parent			(339)
Changes in non-controlling interests						(56)	(56)
Issuance of common stock and reclassification of net transfers from Parent	$ 4,271	$ (4,095)	(339)				(163)
Issuance of common stock and reclassification of net transfers from parent (in shares)	224.1
Balance at the end of the period at Dec. 31, 2021	$ 4,284		$ (1,143)	$ (1)	$ (375)	$ 3	$ 2,767
Balance at the end of the period (in shares) at Dec. 31, 2021	224.2